Construction loan payable (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Construction Loan Payable
	2018	2017
Aggregate advances	$21,311	$6,304
Less: transaction costs (net of amortization)	(481)	(1,122)
Add: accrued interest	121	185
	$20,951	$5,367